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Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. - Institutional Shares
     Prime Series
     Treasury Series
     Tax-Free Series

Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.
     Prime Series
     Treasury Series
     Tax-Free Series

Quality Cash Reserve Prime Shares



Supplement dated July 31, 2002 to Prospectuses dated July 31, 2002

Until August 17, 2002 all references to the Funds' distributor should be replaced with the following:

ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101














CUSIPs:
014.470.108
014.470.207
014.470.801
014.470.405
014.470.504
014.470.868
014.470.884